Fixed Assets (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Depreciation, Total	$ 337,000	$ 261,000	$ 987,000	$ 263,000	$ 577,000	$ 5,000
iBio CMO LLC [Member] | Second Eastern Affilate [Member]
Lease Term			34 years		34 years
Capital Leased Assets [Member]
Depreciation, Total	$ 306,000	$ 259,000	$ 929,000	$ 259,000	$ 571,000